Deferred tax (Tables)	12 Months Ended
Dec. 31, 2019
Deferred tax
Schedule of movements in deferred tax assets

		Impairment of		Property
	Tax loss	trade receivables	Accrued expense	and equipment	Leases	Others	Total
At 1 January 2019 (Predecessor)	2,768	31,168	19,936	2,137	—	807	56,816
Elimination of Predecessor deferred tax assets arising from the acquisition of Chindex in 2014	—	—	—	(1,904)	—	—	(1,904)

(Debited)/credited to income statement	(986)	(1,286)	905	(233)	6,708	120	5,228

At 31 December 2019 (Successor)	1,782	29,882	20,841	—	6,708	927	60,140

		Impairment of		Property
	Tax loss	trade receivables	Accrued expense	and equipment	Others	Total
At 1 January 2018 (Predecessor)	3,531	29,444	12,749	2,410	1,121	49,255

(Debited)/credited to income statement	(763)	1,724	7,187	(273)	(314)	7,561
At 31 December 2018 (Predecessor)	2,768	31,168	19,936	2,137	807	56,816

Schedule of movements in deferred tax liabilities

		Contracts	Property and
	Brand	with insurers	equipment	Leases	Others	Total
At 1 January 2019 (Predecessor)	(248,125)	(16,572)	(795)	—	(290)	(265,782)
Elimination of Predecessor deferred tax liabilities arising from the acquisition of Chindex in 2014	248,125	15,085	93	—	—	263,303
Addition arising from the Business Combination	(432,300)	(205,675)	(16,150)	(28,203)	—	(682,328)
Credited/(debited) to income statement	—	1,983	225	26	(281)	1,953
At 31 December 2019 (Successor)	(432,300)	(205,179)	(16,627)	(28,177)	(571)	(682,854)

		Contracts	Property and
	Brand	with insurers	equipment	Others	Total
At 1 January 2018 (Predecessor)	(248,125)	(18,114)	(1,075)	(125)	(267,439)
Credited to income statement	—	1,542	280	(165)	1,657
At 31 December 2018 (Predecessor)	(248,125)	(16,572)	(795)	(290)	(265,782)

Schedule of deferred tax assets and liabilities have been offset in the statement of financial position

	31 December	31 December
	2019	2018
	Successor (NFH)	Predecessor (HHH)
Deferred tax assets	60,140	56,816
Offset with deferred tax liabilities	(1,139)	(1,084)
Net deferred tax assets recognized in the consolidated statement of financial position	59,001	55,732

	31 December	31 December
	2019	2018
	Successor (NFH)	Predecessor (HHH)
Deferred tax liabilities	(682,854)	(265,782)
Offset with deferred tax assets	1,139	1,084
Net deferred tax liabilities recognized in the consolidated statement of financial position	(681,715)	(264,698)

Summary of deferred tax assets have not been recognized

	31 December	31 December
	2019	2018
	Successor (NFH)	Predecessor (HHH)
Tax losses	920,192	631,930
Deductible temporary differences	60,763	89,846

	980,955	721,776